Financial instruments and risk management (Details 3) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	R$ 2,741,766
Accumulated variation in debt
Fair value of the active tip of the swap	2,741,766
Fair value of the passive tip of the swap	(2,585,797)
Swap result	155,969
Probable Scenario [Member] | USD Sensitivity Scenario[Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,741,766
Accumulated variation in debt
Fair value of the active tip of the swap	2,741,766
Fair value of the passive tip of the swap	(2,585,797)
Swap result	155,969
Probable Scenario [Member] | Scenario Sensitivity To SOFR [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,741,766
Fair value of the active tip of the swap	2,741,766
Fair value of the passive tip of the swap	(2,585,797)
Swap result	155,969
Probable Scenario [Member] | Scenario Sensitivity To Libor [Member]
IfrsStatementLineItems [Line Items]
Accumulated variation in debt
Probable Scenario [Member] | IPCA Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,741,766
Accumulated variation in debt
Fair value of the active tip of the swap	2,741,766
Fair value of the passive tip of the swap	(2,585,797)
Swap result	155,969
Probable Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,741,766
Accumulated variation in debt
Fair value of the active tip of the swap	2,741,766
Fair value of the passive tip of the swap	(2,585,797)
Swap result	155,969
Possible Scenario [Member] | USD Sensitivity Scenario[Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,750,014
Accumulated variation in debt	8,248
Fair value of the active tip of the swap	2,750,014
Fair value of the passive tip of the swap	(2,585,797)
Swap result	164,217
Accumulated variation in swap	8,248
Possible Scenario [Member] | Scenario Sensitivity To SOFR [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,742,079
Accumulated variation in debt	313
Fair value of the active tip of the swap	2,742,079
Fair value of the passive tip of the swap	(2,585,797)
Swap result	156,282
Accumulated variation in swap	313
Possible Scenario [Member] | IPCA Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,637,067
Accumulated variation in debt	(104,699)
Fair value of the active tip of the swap	2,637,067
Fair value of the passive tip of the swap	(2,585,797)
Swap result	51,270
Accumulated variation in swap	(104,699)
Possible Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,741,766
Accumulated variation in debt
Fair value of the active tip of the swap	2,741,766
Fair value of the passive tip of the swap	(2,577,919)
Swap result	163,847
Accumulated variation in swap	7,878
Final result	7,878
Remote Scenario [Member] | USD Sensitivity Scenario[Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,758,263
Accumulated variation in debt	16,496
Fair value of the active tip of the swap	2,758,263
Fair value of the passive tip of the swap	(2,585,797)
Swap result	172,466
Accumulated variation in swap	16,496
Remote Scenario [Member] | Scenario Sensitivity To SOFR [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,742,392
Accumulated variation in debt	626
Fair value of the active tip of the swap	2,742,392
Fair value of the passive tip of the swap	(2,585,797)
Swap result	156,595
Accumulated variation in swap	626
Remote Scenario [Member] | IPCA Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,538,933
Accumulated variation in debt	(202,834)
Fair value of the active tip of the swap	2,538,933
Fair value of the passive tip of the swap	(2,585,797)
Swap result	(46,864)
Accumulated variation in swap	(202,834)
Remote Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,741,766
Accumulated variation in debt
Fair value of the active tip of the swap	2,741,766
Fair value of the passive tip of the swap	(2,570,966)
Swap result	170,800
Accumulated variation in swap	14,832
Final result	R$ 14,832